CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period	£ 2,007		£ 2,590
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(351)		(119)
Tax	93		27
Remeasurements after tax	(258)		(92)
Gains and losses attributable to own credit risk:
Losses before tax	(86)		(85)
Tax	24		24
Gains and (losses) net of tax	(62)		(61)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	105		157
Income statement transfers in respect of disposals	(4)		67
Income statement transfers in respect of impairment	(2)		(2)
Tax	(27)		(61)
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	72		161
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(1,435)		(1,287)
Net income statement transfers	1,072		616
Tax	102		188
Cash flow hedging reserve	(261)		(483)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(39)		(58)
Transfers to income statement (tax: £nil)	0		0
Foreign currency translation reserve	(39)		(58)
Total other comprehensive loss for the period, net of tax	(548)		(533)
Total comprehensive income for the period	1,459	[1]	2,057	[2]
Total comprehensive income attributable to ordinary shareholders	1,276		1,884
Total comprehensive income attributable to other equity holders	172		161
Total comprehensive income attributable to equity holders	1,448		2,045
Total comprehensive income attributable to non-controlling interests	£ 11		£ 12

[1]	Total comprehensive income attributable to owners of the parent was £1,448 million.
[2]	Total comprehensive income attributable to owners of the parent was £2,045 million.